TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Components of Income Tax Expense
The components of income tax expense are as follows:

(in thousands of $)	2012	2011	2010
Current tax expense:
U.K.	1,888	1,044	160
Indonesia	7,395	—	—
Brazil	1,055	1,364	1,596
Total current tax expense	10,338	2,408	1,756
Deferred tax income:
U.K.	—	—	(544)
Amortization of deferred tax benefit on intra-group transfer (Note 23)	(912)	(2,363)	—
Total income tax expense	9,426	45	1,212

Deferred Income Tax Assets	Deferred income tax assets are summarized as follows:
(in thousands of $)	2012	2011
Deferred tax assets, gross	—	1,025
Valuation allowances	—	(1,025)
Deferred tax assets, net	—	—